INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAX
Summary of major components of income tax benefit

	2021	2020	2019
Current income tax expense	(71)	(18)	—
Adjustments in respect of current income tax of previous years	—	(1)	—
Deferred tax benefit	11	31	96
Income tax (expense) / benefit	(60)	12	96

Summary of reconciliation of theoretical income tax based on the Russian statutory income tax rate

	2021	2020	2019
Loss before income tax	(2,797)	(639)	(902)
Income tax benefit calculated at Russia’s statutory income tax rate	559	128	180
Goodwill impairment	—	—	(51)
Effect of a lower tax rate in a subsidiary	(4)	—	—
Adjustments in respect of current income tax of previous years	—	(1)	—
Share-based payments	(510)	(112)	(13)
Other non-deductible expenses	(105)	(3)	(20)
Income tax (expense) / benefit for the year	(60)	12	96

Summary of deferred tax assets and liabilities

	Consolidated statement of
	financial position		Consolidated statement of
	as of December 31,		profit or loss
	2021	2020	2021	2020
Deferred tax assets arising from:
Tax losses carried forward	113	149	(36)	(17)
Revenue recognition	71	59	12	27
Lease liabilities	17	23	(6)	3
Employee benefits	24	24	—	5
Intangible assets	23	15	8	13
Trade receivables	2	1	1	—
Total deferred tax assets before set-off	250	271	(21)	31
Set-off of tax	(24)	(34)	—	—
Net deferred tax assets	226	237	—	—
Deferred tax liabilities arising from:
Intangible assets	(138)	(33)	24	3
Right-of-use assets	(18)	(25)	7	(3)
Property and equipment	(2)	(2)	—	1
Other items	(1)	(2)	1	(1)
Total deferred tax liabilities before set-off	(159)	(62)	32	—
Set-off of tax	24	34	—	—
Net deferred tax liabilities	(135)	(28)	—	—
Net deferred tax asset	91	209	—	—
Deferred tax benefit	—	—	11	31